Exhibit 99
Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,144,164,174.83	45,966	57.9 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$228,900,000.00	0.68000%	February 15, 2017
Class A-2a Notes	$200,000,000.00	1.120%	December 15, 2018
Class A-2b Notes	$163,100,000.00	1.104%	December 15, 2018
Class A-3 Notes	$305,200,000.00	1.390%	July 15, 2020
Class A-4 Notes	$102,780,000.00	1.600%	June 15, 2021
Class B Notes	$31,580,000.00	1.940%	July 15, 2021
Class C Notes	$21,050,000.00	2.190%	July 15, 2022
Total	$1,052,610,000.00
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,796,165.00

Principal:
Principal Collections	$17,710,768.43
Prepayments in Full	$8,531,486.76
Liquidation Proceeds	$602,981.77
Recoveries	$16,690.40
Sub Total	$26,861,927.36
Collections	$28,658,092.36

Purchase Amounts:
Purchase Amounts Related to Principal	$133,387.58
Purchase Amounts Related to Interest	$335.22
Sub Total	$133,722.80

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$28,791,815.16

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	12
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$28,791,815.16
Servicing Fee	$648,764.08	$648,764.08	$0.00	$0.00	$28,143,051.08
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$28,143,051.08
Interest - Class A-2a Notes	$117,595.82	$117,595.82	$0.00	$0.00	$28,025,455.26
Interest - Class A-2b Notes	$103,971.98	$103,971.98	$0.00	$0.00	$27,921,483.28
Interest - Class A-3 Notes	$353,523.33	$353,523.33	$0.00	$0.00	$27,567,959.95
Interest - Class A-4 Notes	$137,040.00	$137,040.00	$0.00	$0.00	$27,430,919.95
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,430,919.95
Interest - Class B Notes	$51,054.33	$51,054.33	$0.00	$0.00	$27,379,865.62
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$27,379,865.62
Interest - Class C Notes	$38,416.25	$38,416.25	$0.00	$0.00	$27,341,449.37
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$27,341,449.37
Regular Principal Payment	$24,784,655.34	$24,784,655.34	$0.00	$0.00	$2,556,794.03
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,556,794.03
Residual Released to Depositor	$0.00	$2,556,794.03	$0.00	$0.00	$0.00
Total		$28,791,815.16

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$24,784,655.34
Total					$24,784,655.34

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$13,651,696.69	$68.26	$117,595.82	$0.59	$13,769,292.51	$68.85
Class A-2b Notes	$11,132,958.65	$68.26	$103,971.98	$0.64	$11,236,930.63	$68.90
Class A-3 Notes	$0.00	$0.00	$353,523.33	$1.16	$353,523.33	$1.16
Class A-4 Notes	$0.00	$0.00	$137,040.00	$1.33	$137,040.00	$1.33
Class B Notes	$0.00	$0.00	$51,054.33	$1.62	$51,054.33	$1.62
Class C Notes	$0.00	$0.00	$38,416.25	$1.83	$38,416.25	$1.83
Total	$24,784,655.34	$23.55	$801,601.71	$0.76	$25,586,257.05	$24.31

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$125,995,523.62	0.6299776	$112,343,826.93	0.5617191
Class A-2b Notes	$102,749,349.50	0.6299776	$91,616,390.85	0.5617191
Class A-3 Notes	$305,200,000.00	1.0000000	$305,200,000.00	1.0000000
Class A-4 Notes	$102,780,000.00	1.0000000	$102,780,000.00	1.0000000
Class B Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Class C Notes	$21,050,000.00	1.0000000	$21,050,000.00	1.0000000
Total	$689,354,873.12	0.6549006	$664,570,217.78	0.6313546

Pool Information
Weighted Average APR	2.867%	2.848%
Weighted Average Remaining Term	48.48	47.64
Number of Receivables Outstanding	36,694	36,066
Pool Balance	$778,516,899.15	$750,931,006.90
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$716,363,996.67	$691,165,552.94
Pool Factor	0.6804241	0.6563140

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$5,720,820.87
Targeted Credit Enhancement Amount	$11,263,965.10
Yield Supplement Overcollateralization Amount	$59,765,453.96
Targeted Overcollateralization Amount	$86,360,789.12
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$86,360,789.12

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$5,720,820.87
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$5,720,820.87
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$5,720,820.87

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		85	$607,267.71
(Recoveries)		23	$16,690.40
Net Loss for Current Collection Period			$590,577.31
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9103%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4654%
Second Prior Collection Period			0.4121%
Prior Collection Period			0.6058%
Current Collection Period			0.9267%
Four Month Average (Current and Prior Three Collection Periods)			0.6025%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		990	$3,016,964.37
(Cumulative Recoveries)			$86,327.09
Cumulative Net Loss for All Collection Periods			$2,930,637.28
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.2561%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,047.44
Average Net Loss for Receivables that have experienced a Realized Loss			$2,960.24

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.19%	376	$8,972,979.65
61-90 Days Delinquent	0.13%	41	$976,594.57
91-120 Days Delinquent	0.03%	8	$205,350.23
Over 120 Days Delinquent	0.06%	12	$422,884.62
Total Delinquent Receivables	1.41%	437	$10,577,809.07

Repossession Inventory:
Repossessed in the Current Collection Period		23	$619,585.09
Total Repossessed Inventory		43	$1,279,176.06

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1447%
Prior Collection Period			0.1526%
Current Collection Period			0.1691%
Three Month Average			0.1555%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month		Trigger
1-12		1.00%
13-24		1.75%
25-36		3.25%
37+		5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2137%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-A
Monthly Investor Report

Collection Period	December 2016
Payment Date	1/17/2017
Transaction Month	12

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2016

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer